RELATED PARTY DISCLOSURE	12 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Related Party Disclosure
16.	RELATED PARTY DISCLOSURE

(a)	Subsidiaries
The consolidated financial statements include the financial statements of Avita Medical Limited and the subsidiaries listed in the following table:

Name	Country of Incorporation	% Equity interest at June 30, 2018	% Equity interest at June 30, 2017	Investment at June 30, 2019		Investment At June 30, 2018
C3 Operations Pty Ltd	Australia	100%	100%	A$	—	A$	—
Avita Medical Europe Ltd	United Kingdom	100%	100%		—		—
Avita Medical Americas LLC	United States	100%	100%		—		—
Infamed Pty Limited	Australia	100%	100%		—		—
Visiomed Group Pty Ltd	Australia	100%	100%		4,643,888		4,643,888

				A$4,643,888		A$4,643,888

(b)	Ultimate parent
Avita Medical Limited is the ultimate parent entity in the wholly-owned company.

(c)	Key Management Personnel
The total remuneration paid to key management personnel of the Company during the year is detailed below

	2019		2018		2017
Short-term employee benefits	A$	4,396,280	A$	3,770,141	A$	2,933,510
Post-employment employee benefits		445,871		90,512		112,034
Share-based expenses		2,062,580		1,596,368		1,215,809

Total compensation	A$	6,904,731	A$	5,457,021	A$	4,261,353

Refer to the remuneration report contained the Directors’ Report for details of the remuneration paid or payable to each member of the Company’s key management personnel for the year ended June 30, 2019.

Other than employment matters and indemnification agreements between our directors and executive officers, related party transactions were limited to director fees, consultancy fees and travel reimbursements paid under normal terms and conditions to Bioscience Managers Pty Ltd of which Jeremy Curnock Cook is an officer and Dr. Michael Perry is a director. Total fees paid to Bioscience Managers Pty Ltd for the year ended June 30, 2019 were A$85,374 (2018: A$128,987 and 2017: A$128,987).

(d)	Transactions with related parties
Subsidiaries of the Company:
During the reporting period, inter-company other revenue was made of A$ nil (2018: A$2,819,592 and 2017: A$2,087,051) by Avita Medical Europe Ltd and Avita Medical Americas LLC to Avita Medical Limited. These have been eliminated on consolidation.
Employees
Contributions to superannuation funds on behalf of employees are disclosed in note 4(g).
Terms and conditions of transactions with related parties
Outstanding balances are unsecured, interest free and settlement occurs in cash. At June 30, 2019 there were no outstanding balances.